Cover	Mar. 16, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 16, 2020
Entity File Number	1-5742
Entity Registrant Name	Rite Aid Corporation
Entity Central Index Key	0000084129
Entity Tax Identification Number	23-1614034
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	30 Hunter Lane
Entity Address, City or Town	Camp Hill
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17011
City Area Code	717
Local Phone Number	761-2633
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $1.00 par value
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	RAD
Security Exchange Name	NYSE
7.70 % Rite Aid Corporation notes due 2027
Document Information [Line Items]
Title of 12(b) Security	7.70% Rite Aid Corporation notes due 2027
Trading Symbol	RAD27
Security Exchange Name	NYSE